CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current liabilities [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax liabilities [Line Items]
Income tax provision, Current liabilities	$ 656
Income tax provision, Current liabilities		$ 11,925
Income tax provision, Non-current liabilities		11,925
Total liabilities by current tax, Current liabilities	656
Total liabilities by current tax, Current liabilities		11,925
Total liabilities by current tax, Non-current liabilities		11,925
Non-current liabilities [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax liabilities [Line Items]
Income tax provision, Current liabilities
Income tax provision, Non-current liabilities
Total liabilities by current tax, Current liabilities
Total liabilities by current tax, Non-current liabilities
Current and Non-current liabilities [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax liabilities [Line Items]
Income tax provision, Total liabilities	656	11,925
Total liabilities by current tax, Total liabilities	$ 656	$ 11,925